Provisions for Contingent Loans Credit Risk (Details) - Schedule of provisions for credit risk for contingent loans - Provisions for credit risk for contingent loans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions for Contingent Loans Credit Risk (Details) - Schedule of provisions for credit risk for contingent loans [Line Items]
Beginning Balance	$ 93,049	$ 98,181
Provisions established	50,440
Provisions used		(5,132)
Provisions released
Foreign exchange adjustments
Ending Balance	$ 143,489	$ 93,049